Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	$ 132,051	$ 118,618	$ 248,933	$ 213,964
Logistics business | Paraguay | Sale of Products
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	9,265	8,810	17,690	16,822
Contracts of Affreightment ("COA")/ Voyage Contracts | Dry Bulk Vessel Operations
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	5,998	9,629	14,617	19,288
Contracts of Affreightment ("COA")/ Voyage Contracts | Logistics business
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	10,623	13,145	19,552	23,451
Time and bareboat chartering | Dry Bulk Vessel Operations
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	66,427	46,430	122,161	83,725
Time and bareboat chartering | Logistics business
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	17,988	23,443	36,534	41,350
Pooling arrangements | Dry Bulk Vessel Operations
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	0	2,792	0	7,133
Profit Sharing | Dry Bulk Vessel Operations
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	(339)	300	(205)	445
Port Terminal Operations | Logistics business
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	20,201	11,895	34,591	17,609
Storage Fees (dry port) | Logistics business
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	74	329	341	699
Dry Port Terminal Operations | Logistics business
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	923	1,198	1,530	1,854
Liquid Port Terminal Operations | Logistics business | Paraguay
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	$ 860	$ 548	$ 1,858	$ 1,283